Schedule of Operating Leases (Details) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Leases
Operating lease cost	$ 18,697	$ 12,168
Amortization of right of use asset	74,848	7,756
Total lease cost	93,545	19,924
Cash paid from operating cash flows from operating leases	0	0
Right of use asset	$ 906,957	$ 1,020,443
Weighted average remaining lease term (in years)	4 years 9 months 18 days	5 years 5 months 1 day
Weighted average discount rate	9.18%	9.18%